Other Revenue (Details) - Schedule of other revenue - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Revenue [Abstract]
Joint venture income	$ 67,472	$ 96,208
Grant income	89,585
Other income	5,739	60,257
Other revenue	$ 162,796	$ 156,465